Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 17. EARNINGS PER SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of common stock outstanding. Diluted earnings per share is computed by dividing net (loss) income available to common stockholders by the weighted average number of shares of the Company’s common stock outstanding plus other potentially dilutive securities. Dilutive securities include equity based awards issued under long-term incentive plans.

As discussed in Note 1, on April 14, 2014, the Company completed its IPO. For purposes of computing earnings per share, it is assumed that our IPO and ownership reorganization had occurred for all periods presented and therefore the outstanding shares have been adjusted to reflect the conversion of shares that took place in connection with the IPO. Accordingly, the denominators in the computations of basic and diluted net income per share reflect our IPO and ownership reorganization for all periods presented.

The calculations of basic and diluted (loss) earnings per share are as follows:

	For the years ended December 31,
	2016	2015	2014
	(in thousands, except per share data)
Numerator:
(Loss) income from continuing operations attributable to La Quinta Holdings’ stockholders	$(1,288)	$26,365	$(336,794)
Loss from discontinued operations attributable to La Quinta Holdings’ stockholders	—	—	(503)
Net (loss) income attributable to La Quinta Holdings’ stockholders	$(1,288)	$26,365	$(337,297)
Denominator:
Weighted average number of shares outstanding, basic	118,114	128,272	126,156
Weighted average number of shares outstanding, diluted	118,114	129,172	126,156
(Loss) income from continuing operations attributable to La Quinta Holdings’ stockholders per common share, basic	$(0.01)	$0.21	$(2.67)
(Loss) Income from continuing operations attributable to La Quinta Holdings’ stockholders per common share, diluted	$(0.01)	$0.20	$(2.67)
Basic (loss) earnings per share	$(0.01)	$0.21	$(2.67)
Diluted (loss) earnings per share	$(0.01)	$0.20	$(2.67)

As of December 31, 2016, approximately 0.7 million shares were excluded from the computation of diluted shares, as their impact would have been anti-dilutive. As of December 31, 2015, an immaterial amount of shares were anti-dilutive. Approximately 0.8 million shares for the year ended December 31, 2014, were excluded from the computation of diluted shares, as their impact would have been anti-dilutive.

During March 2016, the Company's board of directors authorized a program to repurchase an aggregate of up to $100 million of the Company’s common stock (the “2016 Repurchase Program”). Under the Repurchase Program, these repurchases could be made from time to time in the open market, in privately negotiated transactions, or otherwise, including pursuant to a Rule 10b5-1 plan, at prices that the Company deemed appropriate and subject to market conditions, applicable law and other factors deemed relevant in the Company's sole discretion. The 2016 Repurchase Program did not obligate the Company to repurchase any dollar amount or number of shares of common stock and the program could be suspended or discontinued at any time.

The 2016 Repurchase Program was completed in May 2016. The Company repurchased 8.1 million shares of common stock at a weighted-average price of $12.27 per share, for an aggregate purchase price, including commissions, of $100.0 million.  The shares repurchased through the 2016 Repurchase Program represented approximately 7.0% of the Company's total shares of common stock outstanding as of December 31, 2016. The shares of common stock that were repurchased were placed in treasury stock.

During September 2015, Company's board of directors authorized a program to repurchase an aggregate of up to $100 million of the Company’s common stock (the “2015 Repurchase Program”). These repurchases were to be made from time to time in the open market, in privately negotiated transactions, or otherwise, including pursuant to a Rule 10b5-1 plan, at prices that the Company deemed appropriate and subject to market conditions, applicable law and other factors deemed relevant in the Company's sole discretion. The 2015 Repurchase Program did not obligate the Company to repurchase any dollar amount or number of shares of common stock and the program could be suspended or discontinued at any time.

Under the 2015 Repurchase Program, through December 31, 2015, the Company repurchased 6.3 million shares of common stock. These shares were repurchased at a weighted-average price of $15.89 per share, for an aggregate purchase price including commissions, of $100.1 million. The shares repurchased through December 31, 2015 represented approximately 5% of the Company's total shares of common stock outstanding as of December 31, 2015. The shares of common stock that were repurchased were placed in treasury stock.